Balances and Transactions with Related Parties and Affiliated Companies - Balances (Detail) - MXN ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Balances
Account receivable with related party transaction	$ 509	$ 802
Other receivables	746	390
Other payables	2,060	2,003
The Coca-Cola Company [member] | Bank loans and notes payables and accounts payable [Member]
Balances
Account payables with related party transactions	3,513	4,417
BBVA Bancomer, S.A. de C.V. [member] | Bank loans and notes payables [member]
Balances
Account payables with related party transactions	1,062	1,696
BBVA Bancomer, S.A. de C.V. [member] | Cash and cash equivalent [member]
Balances
Assets balance with related party transaction	1,092	6,798
Heineken Group | Accounts payable [member]
Balances
Account payables with related party transactions	3,273	4,308
Heineken Group | Accounts receivable and other financial assets [Member]
Balances
Assets balance with related party transaction	2,512	2,915
Grupo Financiero Scotiabank Inverlat SA [Member]
Balances
Assets balance with related party transaction	2,016	510
Account payables with related party transactions	$ 105	$ 104